Investment in Flowers Foods, Inc. Common Stock Fund - Schedule of Plan Held Investments in The Company (Detail) - EBP 004 [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Number of common shares held	1,609,840	1,807,780
Common shares as a percentage of the Plan's total investments at fair value	3.90%	5.14%
Common shares as a percentage of Flowers Foods, Inc.	0.77%	0.86%
Short term investment fund	$ 260,541	$ 391,285
Common Stock Fund [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Number of common shares held	1,621,384	1,815,507
Employee Benefit Plan, Employer, Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Number of common shares held	1,621,384	1,815,507
Fair value of common shares held (at $20.66 and $22.51 per common share, respectively)	$ 33,497,793	$ 40,867,063